INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Deferred tax liability	$ 39,000		$ 45,000	$ 258,000
Accrued income taxes	1,434,000		1,269,000
Income taxes payable	$ 159,000	$ 662,691	$ 1,054,698	288,401
Effective tax rate	28.00%	29.00%
Federal NOL				350,000
Federal and state tax payments	$ 1,362,000
Federal NOL that does not expire				$ 350,000